UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jay Venkatesan
Title:  Managing Member
Phone:  415-874-4800

Signature,  Place,  and  Date  of  Signing:

/s/ Jay Venkatesan                 San Francisco, CA                  8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      219,598
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           ACM Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Jay Venkatesan
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALERE INC                    COM              01449J105   13,688    704,140 SH       DEFINED    1,2         704,140      0    0
ARIAD PHARMACEUTICALS INC    COM              04033A100   10,481    608,992 SH       DEFINED    1,2         608,992      0    0
ARTHROCARE CORP              COM              043136100   13,459    459,655 SH       DEFINED    1,2         459,655      0    0
BIOLINERX LTD-SPONS ADR      SPONSORED ADR    09071M106    2,578  1,056,598 SH       DEFINED    1,2       1,056,598      0    0
BIOSPECIFICS TECHNOLOGIES    COM              090931106    2,675    142,424 SH       DEFINED    1,2         142,424      0    0
CARDINAL HEALTH INC          COM              14149Y108    8,945    212,978 SH       DEFINED    1,2         212,978      0    0
CHEMOCENTRYX INC             COM              16383L106    5,003    333,505 SH       DEFINED    1,2         333,505      0    0
CELGENE CORP                 COM              151020104    9,278    144,600 SH       DEFINED    1,2         144,600      0    0
CELGENE CORP                 RIGHT 12/31/2030 151020112    1,131    601,792 SH       DEFINED    1,2         601,792      0    0
CIGNA CORP                   COM              125509109    8,272    188,000 SH       DEFINED    1,2         188,000      0    0
CYCLACEL PHARMACEUTICALS INC COM              23254L108      568  1,544,163 SH       DEFINED    1,2       1,544,163      0    0
DENDREON CORP                NOTE 4.750% 6/1  24823QAB3    6,997  6,190,000 PRN      DEFINED    1,2       6,190,000      0    0
DYNAVAX TECHNOLOGIES CORP    COM              268158102   11,261  2,606,643 SH       DEFINED    1,2       2,606,643      0    0
GRIFOLS S A                  SPONSORED ADR    398438309   15,245  1,587,971 SH       DEFINED    1,2       1,587,971      0    0
HOLOGIC INC                  COM              436440101    4,173    231,300 SH       DEFINED    1,2         231,300      0    0
IDENIX PHARMACEUTICALS INC   COM              45166R204   12,486  1,212,218 SH       DEFINED    1,2       1,212,218      0    0
INTERMUNE INC                NOTE 5.000% 3/0  45884XAD5   12,107 11,180,000 PRN      DEFINED    1,2      11,180,000      0    0
LIGAND PHARMACEUTICALS-CL B  COM NEW          53220K504    2,558    151,028 SH       DEFINED    1,2         151,028      0    0
MCKESSON CORP                COM              58155Q103    8,846     94,352 SH       DEFINED    1,2          94,352      0    0
NPS PHARMACEUTICALS INC      COM              62936P103    8,226    955,409 SH       DEFINED    1,2         955,409      0    0
OMEROS CORP                  COM              682143102    2,250    225,000 SH       DEFINED    1,2         225,000      0    0
ONCOTHYREON INC              COM              682324108   10,618  2,268,855 SH       DEFINED    1,2       2,268,855      0    0
PALATIN TECHNOLOGIES INC     COM PAR $ .01    696077403       47     93,410 SH       DEFINED    1,2          93,410      0    0
SUCAMPO PHARMACEUTICALS-CL A CL A             864909106    3,253    462,711 SH       DEFINED    1,2         462,711      0    0
SCICLONE PHARMACEUTICALS INC COM              80862K104    8,763  1,250,000 SH       DEFINED    1,2       1,250,000      0    0
SANOFI                       SPONSORED ADR    80105N105    5,020    132,868 SH       DEFINED    1,2         132,868      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209   22,927    581,315 SH       DEFINED    1,2         581,315      0    0
THRESHOLD PHARMACEUTICAL INC COM NEW          885807206    3,736    504,846 SH       DEFINED    1,2         504,846      0    0
WELLPOINT INC                COM              94973V107    1,231     19,300 SH       DEFINED    1,2          19,300      0    0
YM BIOSCIENCES INC           COM              984238105    1,486    750,400 SH       DEFINED    1,2         750,400      0    0
ONCOTHYREON INC              COM              682324908    2,290    489,300     CALL DEFINED    1,2         489,300      0    0
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